Note 11 - Administrative Expenses - Components of Administrative Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Investor relations	$ 663	$ 439	$ 353
Audit fee	294	267	288
Advisory services fees	1,459	614	830
Listing fees	512	609	448
Directors fees – Company	569	527	323
Directors fees – Blanket	56	51	43
Employee costs	5,855	5,462	4,065
Other office administration cost	468	177	315
Information Technology and Communication cost	391	178	183
Management liability insurance	985	551	1,032
Travel costs	689	216	117
Administrative expenses	$ 11,941	$ 9,091	$ 7,997